Commitments and Contingencies - Summary of lessee, operating lease, liability, maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
2022			$ 525
2023			540
2024			276
Total	$ 3,256	$ 3,256	$ 1,341